Borrowings (Details) - Schedule of Bonds	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of Bonds [Abstract]
Coupon rate	8.50%
Effective interest rate	10.57%
Maturity date	September 2025
Bond net of transaction costs (in Dollars)	$ 187,014,715